10. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
	September 30,
	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,557	$2,474
Accruals and stock based compensation	1,288	1,103
Impairments on securities	12	30

Total deferred tax assets	3,857	3,607

Deferred tax liabilities:
Deferred loan fees and costs – net	261	210
Tax over book depreciation	1,392	1,274
Net unrealized gain on investment securities	484	258
Dividends on FHLB stock	101	350
Other	352	290

Total deferred tax liabilities	2,590	2,382

Net deferred tax asset	$1,267	$1,225

Components of income tax expense
	Year Ended September 30,
	2012	2011_	2010_

Current	$3,923	$3,086	$4,548
Deferred	(268)	388	(1,182)
	$3,655	$3,474	$3,366

Effective tax rate reconciliation
	Year Ended September 30,
	2012	2011_	2010_

Taxes computed at statutory rates	$3,720	$3,639	$3,559
Decrease in taxes due to net nontaxable income	(330)	(205)	(200)
Increase in taxes due to nondeductible expenses	166	40	42
Tax credits	—	—	(35)
Other	99	—	—

	$3,655	$3,474	$3,366

Effective tax rate	33.4%	32.5%	32.2%